Leases - Lease cost and other information (Details) - GBP (£) £ in Thousands	3 Months Ended		9 Months Ended
	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2019	Oct. 31, 2018
Lease cost
Depreciation	£ 87	£ 88	£ 262	£ 262
Interest expense	8	10	25	33
Total lease cost	95	98	287	295
Other information
Lease payments	£ 89	£ 81	£ 268	£ 240	[1]

[1]	See Note 1 - ‘Basis of Accounting - Adoption of IFRS 16 ‘Leases’’